Consolidated Statements of Loss and Comprehensive Loss (Income) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
EXPENSES
General and administrative	$ 6,084	$ 5,749	$ 5,421
Interest	18,414	367	0
Foreign exchange loss	4,068
Foreign exchange (gain)		(4,563)	(1,664)
Stock compensation expense	77	1,144	150
Maseve closure, care and maintenance costs	14,437	0	0
Impairment charge	0	589,162	41,371
Operating expenses, total	43,080	591,859	45,278
Gain on fair value of convertible debt derivative	(3,726)	(2,081)	0
Loss on Asset Held for Sale	2,304	0	0
Loss on fair value of marketable securities	105	0	0
Net finance income	(739)	(1,062)	(1,133)
Loss for the year before income taxes	41,024	588,716	44,145
Deferred income tax expense (recovery)	0	1,655	(7,494)
Loss for the year	41,024	590,371	36,651
Currency translation adjustment	(6,350)	(59,086)	50,030
Tax impact items previously recorded to comprehensive loss	(15,527)	0	0
Comprehensive loss for the year	19,147	531,285	86,681
Loss attributable to:
Shareholders of Platinum Group Metals Ltd.	38,682	542,415	20,675
Non-controlling interests	2,342	47,956	15,976
Loss	41,024	590,371	36,651
Comprehensive income attributable to:
Shareholders of Platinum Group Metals Ltd.	16,805	480,741	66,984
Non-controlling interests	$ 2,342	$ 50,544	$ 19,697
Basic and diluted loss per common share	$ 0.20	$ 4.30	$ 0.26
Weighted average number of common shares outstanding, Basic and diluted	190,531,439	126,019,077	80,438,434